Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Assets:
Available-for-sale securities		¥ 18,133,916	¥ 23,665,628
Liabilities:
Long-term debt		2,433,294	1,955,636
Fair Value, Measurements, Recurring
Assets:
Equity securities with readily determinable fair values	[1]	3,768,000
Equity securities measured at net asset value	[2]	53,000
Other investments		35,000	38,000
Total assets measured at fair value		43,007,000	48,007,000
Liabilities:
Trading securities sold, not yet purchased		2,580,000	3,399,000
Long-term debt	[3]	2,433,000	1,956,000
Total liabilities measured at fair value		12,554,000	15,071,000
Fair Value, Measurements, Recurring | Trading Account Asset
Assets:
Securities measured at net asset value	[2]	631,000	705,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets:
Assets, derivatives		5,786,000	7,176,000
Liabilities:
Liabilities, derivatives		5,610,000	7,143,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets:
Assets, derivatives		1,959,000	2,697,000
Liabilities:
Liabilities, derivatives		1,758,000	2,382,000
Fair Value, Measurements, Recurring | Equity-related contracts
Assets:
Assets, derivatives		125,000	197,000
Liabilities:
Liabilities, derivatives		142,000	151,000
Fair Value, Measurements, Recurring | Credit-related contracts
Assets:
Assets, derivatives		18,000	18,000
Liabilities:
Liabilities, derivatives		17,000	21,000
Fair Value, Measurements, Recurring | Other contracts
Assets:
Assets, derivatives		16,000	23,000
Liabilities:
Liabilities, derivatives		14,000	19,000
Fair Value, Measurements, Recurring | Japanese government bonds
Assets:
Assets, trading securities	[4]	1,862,000	1,418,000
Available-for-sale securities		11,897,000	13,332,000
Fair Value, Measurements, Recurring | Japanese local government bonds
Assets:
Assets, trading securities	[4]	134,000	107,000
Available-for-sale securities		210,000	239,000
Fair Value, Measurements, Recurring | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[4]	1,207,000	2,651,000
Available-for-sale securities		1,009,000	686,000
Fair Value, Measurements, Recurring | Other foreign government bonds
Assets:
Assets, trading securities	[4]	2,970,000	2,162,000
Available-for-sale securities		1,342,000	1,058,000
Fair Value, Measurements, Recurring | Agency mortgage-backed securities
Assets:
Assets, trading securities	[4]	1,041,000	1,799,000
Available-for-sale securities		544,000	889,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets:
Assets, trading securities	[4]	11,000	12,000
Available-for-sale securities		101,000	119,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		500,000	441,000
Fair Value, Measurements, Recurring | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[4]	1,047,000	643,000
Fair Value, Measurements, Recurring | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[4]	2,886,000	3,030,000
Fair Value, Measurements, Recurring | Equity securities
Assets:
Assets, trading securities	[4]	1,325,000	1,665,000
Fair Value, Measurements, Recurring | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,749,000	1,990,000
Fair Value, Measurements, Recurring | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		781,000	879,000
Fair Value, Measurements, Recurring | Equity securities (marketable)
Assets:
Available-for-sale securities	[1]		4,033,000
Fair Value, Measurements, Recurring | Level 1
Assets:
Equity securities with readily determinable fair values	[1]	3,633,000
Total assets measured at fair value		22,753,000	24,698,000
Liabilities:
Trading securities sold, not yet purchased		2,380,000	2,777,000
Total liabilities measured at fair value		2,512,000	2,915,000
Fair Value, Measurements, Recurring | Level 1 | Interest rate contracts
Assets:
Assets, derivatives		36,000	39,000
Liabilities:
Liabilities, derivatives		38,000	42,000
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange contracts
Assets:
Assets, derivatives		9,000	17,000
Liabilities:
Liabilities, derivatives		11,000	11,000
Fair Value, Measurements, Recurring | Level 1 | Equity-related contracts
Assets:
Assets, derivatives		58,000	82,000
Liabilities:
Liabilities, derivatives		82,000	81,000
Fair Value, Measurements, Recurring | Level 1 | Other contracts
Assets:
Assets, derivatives		2,000	6,000
Liabilities:
Liabilities, derivatives		1,000	4,000
Fair Value, Measurements, Recurring | Level 1 | Japanese government bonds
Assets:
Assets, trading securities	[4]	1,829,000	1,375,000
Available-for-sale securities		10,902,000	12,435,000
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[4]	1,069,000	2,442,000
Available-for-sale securities		1,009,000	686,000
Fair Value, Measurements, Recurring | Level 1 | Other foreign government bonds
Assets:
Assets, trading securities	[4]	2,417,000	1,682,000
Available-for-sale securities		456,000	355,000
Fair Value, Measurements, Recurring | Level 1 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[4]	36,000	25,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets:
Assets, trading securities	[4]	1,297,000	1,642,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities (marketable)
Assets:
Available-for-sale securities	[1]		3,912,000
Fair Value, Measurements, Recurring | Level 2
Assets:
Equity securities with readily determinable fair values	[1]	135,000
Total assets measured at fair value		17,629,000	20,703,000
Liabilities:
Trading securities sold, not yet purchased		199,000	618,000
Long-term debt	[3]	1,778,000	1,395,000
Total liabilities measured at fair value		9,358,000	11,552,000
Fair Value, Measurements, Recurring | Level 2 | Interest rate contracts
Assets:
Assets, derivatives		5,729,000	7,089,000
Liabilities:
Liabilities, derivatives		5,564,000	7,074,000
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives		1,927,000	2,667,000
Liabilities:
Liabilities, derivatives		1,746,000	2,370,000
Fair Value, Measurements, Recurring | Level 2 | Equity-related contracts
Assets:
Assets, derivatives		63,000	110,000
Liabilities:
Liabilities, derivatives		51,000	69,000
Fair Value, Measurements, Recurring | Level 2 | Credit-related contracts
Assets:
Assets, derivatives		16,000	16,000
Liabilities:
Liabilities, derivatives		16,000	20,000
Fair Value, Measurements, Recurring | Level 2 | Other contracts
Assets:
Assets, derivatives		4,000	8,000
Liabilities:
Liabilities, derivatives		4,000	6,000
Fair Value, Measurements, Recurring | Level 2 | Japanese government bonds
Assets:
Assets, trading securities	[4]	33,000	43,000
Available-for-sale securities		995,000	897,000
Fair Value, Measurements, Recurring | Level 2 | Japanese local government bonds
Assets:
Assets, trading securities	[4]	134,000	107,000
Available-for-sale securities		210,000	239,000
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[4]	138,000	209,000
Fair Value, Measurements, Recurring | Level 2 | Other foreign government bonds
Assets:
Assets, trading securities	[4]	553,000	480,000
Available-for-sale securities		886,000	703,000
Fair Value, Measurements, Recurring | Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[4]	1,041,000	1,799,000
Available-for-sale securities		544,000	889,000
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		61,000	65,000
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[4]	1,047,000	643,000
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[4]	1,806,000	1,992,000
Fair Value, Measurements, Recurring | Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,629,000	1,827,000
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		678,000	799,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities (marketable)
Assets:
Available-for-sale securities	[1]		121,000
Fair Value, Measurements, Recurring | Level 3
Assets:
Other investments		35,000	38,000
Total assets measured at fair value		1,941,000	1,901,000
Liabilities:
Trading securities sold, not yet purchased		1,000	4,000
Long-term debt	[3]	655,000	561,000
Total liabilities measured at fair value		684,000	604,000
Fair Value, Measurements, Recurring | Level 3 | Interest rate contracts
Assets:
Assets, derivatives		21,000	48,000
Liabilities:
Liabilities, derivatives		8,000	27,000
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives		23,000	13,000
Liabilities:
Liabilities, derivatives		1,000	1,000
Fair Value, Measurements, Recurring | Level 3 | Equity-related contracts
Assets:
Assets, derivatives		4,000	5,000
Liabilities:
Liabilities, derivatives		9,000	1,000
Fair Value, Measurements, Recurring | Level 3 | Credit-related contracts
Assets:
Assets, derivatives		2,000	2,000
Liabilities:
Liabilities, derivatives		1,000	1,000
Fair Value, Measurements, Recurring | Level 3 | Other contracts
Assets:
Assets, derivatives		10,000	9,000
Liabilities:
Liabilities, derivatives		9,000	9,000
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Assets:
Assets, trading securities	[4]	11,000	12,000
Available-for-sale securities		40,000	54,000
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		500,000	441,000
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[4]	1,044,000	1,013,000
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets:
Assets, trading securities	[4]	28,000	23,000
Fair Value, Measurements, Recurring | Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		120,000	163,000
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		¥ 103,000	¥ 80,000

[1]	The MHFG Group adopted ASU No.2016-01 on April 1, 2018. In connection with the adoption, equity securities are no longer classified as available-for-sale securities. See Note 2 "Recently issued accounting pronouncements" for further details.
[2]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2018 and 2019 were ¥31 billion and ¥37 billion, respectively.
[3]	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.
[4]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.